Long-Term Debt (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Long-Term Debt [Line Items]
Interest rate, percentage		4.60%
Long-Term Debt Agreements [Member]
Long-Term Debt [Line Items]
Total outstanding balance	$ 253,042	$ 497,615
Interest rate, percentage	4.60%
Matures date, description	matures in 2030	matures in 2030